Tax-Free Short-Intermediate Fund	07/01/2011 to 06/30/2012

ICA File Number: 811-3872
Registrant Name: T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

Tax-Free Short-Intermediate Fund

OHIO STATE AIR QUALITY FIRSTENERGY 5.7% NOTES DUE FEBRUARY 1, 2014 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TC1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

OHIO STATE AIR QUALITY FIRSTENERGY ADJUSTABLE RATE NOTES DUE JUNE 1, 2033 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TE7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.00% NOTES DUE SEPTEMBER 2013 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BE5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.00% NOTES DUE SEPTEMBER 2016 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BH8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.25% NOTES DUE SEPTEMBER 2017 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BJ4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

END NPX REPORT